Consolidated Statements of Changes in Stockholders' Equity (Deficit) - USD ($) $ in Thousands		Total		Convertible Preferred Stock		Common Stock	Additional Paid-in Capital		Accumulated Deficit
Beginning balance, shares at Dec. 31, 2018				73,424,071
Beginning balance, value at Dec. 31, 2018				$ 60,078
Beginning balance at Dec. 31, 2018		$ (54,214)				$ 1	$ 3,117		$ (57,332)
Beginning balance, shares at Dec. 31, 2018						11,713,491
Issuance of series D convertible preferred stock, net of issuance costs	[1]			$ 51,204
Issuance of series D convertible preferred stock, shares	[1]			21,158,479
Exercise of stock options		297					297	[1]
Exercise of stock options, share						1,510,181
Stock-based compensation		3,404					3,404	[1]
Net loss		(29,086)							(29,086)
Ending balance, shares at Dec. 31, 2019	[1]			94,582,550
Ending balance, value at Dec. 31, 2019	[1]			$ 111,282
Ending balance at Dec. 31, 2019		(79,599)				$ 1	6,818	[1]	(86,418)
Ending balance, shares at Dec. 31, 2019						13,223,672
Exercise of stock options		94					94	[1]
Exercise of stock options, share						189,759
Stock-based compensation		2,977				$ 0	2,977	[1]
Net loss		(22,370)				0			(22,370)
Ending balance, shares at Dec. 31, 2020	[1]			94,582,550
Ending balance, value at Dec. 31, 2020	[1]			$ 111,282
Ending balance at Dec. 31, 2020		$ (98,898)				$ 1	9,889	[1]	(108,788)
Ending balance, shares at Dec. 31, 2020		13,413,431				13,413,431
Exercise of stock options		$ 2,098					2,098	[1]
Exercise of stock options, share		3,627,103	[2]			3,627,127
Restricted stock units settled		$ (491)					(491)	[1]
Restricted stock units settled, shares						282,415
Stock-based compensation		27,405					27,405	[1]
Issuance of warrants		125					125	[1]
Common stock issued related to exercise of warrants		609					609	[1]
Common stock issued related to exercise of warrants, shares						98,871
Acquisition of warrants		27,945					27,945	[1]
Preferred stock conversion		111,282		$ (111,282)	[1]	$ 10	111,272	[1]
Preferred stock conversion, Share				(94,582,550)	[1]	94,582,550
Issuance of common stock in connection with Business Combination and PIPE offering, net of issuance costs		184,940				$ 4	184,936	[1]
Issuance of common stock in connection with Business Combination and PIPE offering, net of issuance costs, shares						40,858,053
Net loss		(62,742)							(62,742)
Ending balance, shares at Dec. 31, 2021	[1]			0
Ending balance, value at Dec. 31, 2021	[1]			$ 0
Ending balance at Dec. 31, 2021		$ 192,273				$ 15	$ 363,788	[1]	$ (171,530)
Ending balance, shares at Dec. 31, 2021		152,862,447				152,862,447

[1]	Prior period results have been adjusted to reflect the exchange of Old Talkspace’s common stock for Talkspace’s common stock at an exchange ratio of approximately 1.134140 in June 2021 as a result of the Business Combination. See Note 3, “Business Combination” in the notes to the consolidated financial statements for further details.
[2]	Number of options and the weighted average exercise price have been adjusted to reflect the exchange of Old Talkspace’s common stock for Talkspace’s common stock at an exchange ratio of approximately 1.134140 in June 2021 as a result of the Business Combination. See Note 3, “Business Combination” in the notes to the consolidated financial statements for further details.